OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2022
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$
Right-of-use assets	6,553	4,986
Impairment of right-of-use assets	(387)	—
Right-of-use assets, net	6,166	4,986

Operating lease liabilities - current	2,213	1,524
Operating lease liabilities – non-current	4,569	3,544
Total operating lease liabilities	6,782	5,068

Summary of maturity of operating lease liabilities

Operating leases
US$
2022 remaining	749
2023	1,405
2024	1,188
2025	1,188
2026	891
Total	5,421
Less: imputed interest	(353)
Present value of lease liabilities	5,068